Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Subject to possible redemption, shares	29,665,062	28,851,640
Redemption value per share (in Dollars per share)	$ 10.00	$ 10.00
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized	380,000,000	380,000,000
Common stock, issued	4,834,938	5,648,360
Common stock, outstanding	4,834,938	5,648,360
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized	20,000,000	20,000,000
Common stock, issued	8,625,000	8,625,000
Common stock, outstanding	8,625,000	8,625,000